Short-Term Investments - Schedule of the Fair Value Hierarchy for the Group’s Short-Term Investments (Details) - Recurring [Member] - CNY (¥) ¥ in Thousands		Jun. 30, 2026	Jun. 30, 2025
Assets
Short-term investments		¥ 178,223	¥ 139,990
Wealth management products [Member]
Assets
Short-term investments	[1]	170,143	131,502
Equity securities of publicly listed companies [Member]
Assets
Short-term investments		8,080	8,488
Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Assets
Short-term investments		8,080	8,488
Quoted Prices in Active Market for Identical Assets (Level 1) [Member] | Wealth management products [Member]
Assets
Short-term investments	[1]
Quoted Prices in Active Market for Identical Assets (Level 1) [Member] | Equity securities of publicly listed companies [Member]
Assets
Short-term investments		8,080	8,488
Significant Other Observable Inputs (Level 2) [Member]
Assets
Short-term investments		170,143	131,502
Significant Other Observable Inputs (Level 2) [Member] | Wealth management products [Member]
Assets
Short-term investments	[1]	170,143	131,502
Significant Other Observable Inputs (Level 2) [Member] | Equity securities of publicly listed companies [Member]
Assets
Short-term investments
Significant Other Unobservable Inputs (Level 3) [Member]
Assets
Short-term investments
Significant Other Unobservable Inputs (Level 3) [Member] | Wealth management products [Member]
Assets
Short-term investments	[1]
Significant Other Unobservable Inputs (Level 3) [Member] | Equity securities of publicly listed companies [Member]
Assets
Short-term investments

[1]	The Group’s short-term investments in wealth management products were issued by financial institutions in the PRC and Hong Kong with variable returns indexed to the performance of underlying assets. The wealth management products invested by the Group can be redeemed at any time after the respective lock-up period. To estimate the fair value of wealth management products, the Group uses the quoted net asset values published by the financial institutions. As there are no quoted prices in active markets for the investments, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.